BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2024
	Shares	Value
COMMON STOCKS – 98.2%
AUSTRALIA – 4.1%
Toll Roads – 4.1%
Transurban Group	1,661,214	$15,009,161
Total AUSTRALIA		15,009,161
BRAZIL – 2.3%
Electricity Transmission & Distribution – 2.3%
Equatorial Energia SA	1,402,825	8,373,834
Total BRAZIL		8,373,834
CANADA – 6.9%
Midstream – 3.3%
TC Energy Corp.	254,461	12,096,046
Rail – 3.6%
Canadian Pacific Kansas City Ltd.	156,201	13,359,289
Total CANADA		25,455,335
CHINA – 3.1%
Gas Utilities – 3.1%
China Resources Gas Group Ltd.	1,753,427	7,017,875
ENN Energy Holdings Ltd.	607,633	4,564,644
Total Gas Utilities		11,582,519
Total CHINA		11,582,519
FRANCE – 1.9%
Toll Roads – 1.9%
Vinci SA	60,711	7,096,922
Total FRANCE		7,096,922
GERMANY – 2.2%
Integrated Utilities/Renewables – 2.2%
RWE AG	224,898	8,193,682
Total GERMANY		8,193,682
HONG KONG – 1.7%
Integrated Utilities/Renewables – 1.7%
CLP Holdings Ltd.	709,462	6,202,408
Total HONG KONG		6,202,408
JAPAN – 3.5%
Airports – 1.1%
Japan Airport Terminal Co. Ltd.	109,206	3,940,874
Rail – 2.4%
East Japan Railway Co.	441,836	8,768,670
Total JAPAN		12,709,544
MEXICO – 2.2%
Airports – 2.2%
Grupo Aeroportuario del Pacifico SAB de CV	473,732	8,210,553
Total MEXICO		8,210,553
NETHERLANDS – 3.1%
Midstream – 2.0%
Koninklijke Vopak NV	160,951	7,469,709
Toll Roads – 1.1%
Ferrovial SE	91,022	3,911,864
Total NETHERLANDS		11,381,573
NEW ZEALAND – 1.9%
Airports – 1.9%
Auckland International Airport Ltd.	1,502,374	7,129,800
Total NEW ZEALAND		7,129,800
SPAIN – 4.3%
Electricity Transmission & Distribution – 2.0%
Redeia Corp. SA	371,947	7,231,066
Towers – 2.3%
Cellnex Telecom SA(a)	209,003	8,473,582
Total SPAIN		15,704,648
UNITED KINGDOM – 6.2%
Electricity Transmission & Distribution – 3.8%
National Grid PLC	1,005,680	13,901,544
Water – 2.4%
Pennon Group PLC	471,414	3,724,482
Severn Trent PLC	149,334	5,286,954
Total Water		9,011,436
Total UNITED KINGDOM		22,912,980
UNITED STATES – 54.8%
Electricity Transmission & Distribution – 8.8%
PG&E Corp.	839,384	16,594,622
Sempra	190,926	15,967,141
Total Electricity Transmission & Distribution		32,561,763
Gas Utilities – 3.1%
NiSource, Inc.	332,705	11,528,228
Integrated Utilities/Renewables – 25.2%
CMS Energy Corp.	138,580	9,787,905
Duke Energy Corp.	184,087	21,225,231
Entergy Corp.	106,727	14,046,340
NextEra Energy, Inc.	274,969	23,243,130
Public Service Enterprise Group, Inc.	104,133	9,289,705
Xcel Energy, Inc.	234,805	15,332,767
Total Integrated Utilities/Renewables		92,925,078
Midstream – 8.2%
Cheniere Energy, Inc.	60,593	10,897,045
Targa Resources Corp.	60,092	8,894,217
Williams Cos., Inc./The	227,204	10,371,863
Total Midstream		30,163,125
Rail – 3.6%
CSX Corp.	390,124	13,470,982
Towers – 5.9%
American Tower Corp.	34,835	8,101,227
Crown Castle, Inc.	114,008	13,524,769
Total Towers		21,625,996
Total UNITED STATES		202,275,172
TOTAL COMMON STOCKS (Cost $306,726,447)		362,238,131
MONEY MARKET FUND – 1.6%
UNITED STATES – 1.6%
First American Treasury Obligations Fund - Class X, 4.79%(b)	5,773,796	5,773,796
TOTAL MONEY MARKET FUND (Cost $5,773,796)		5,773,796
Total Investments – 99.8% (Cost $312,500,243)		368,011,927
Other Assets in Excess of Liabilities – 0.2%		844,814
TOTAL NET ASSETS – 100.0%		$368,856,741

The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of September 30, 2024, the total value of all such securities was $8,473,582 or 2.3% of net assets.

(b)	The rate shown represents the seven-day yield as of September 30, 2024.

Abbreviations:
PLC	Public Limited Company

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

Brookfield Global Listed Infrastructure Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$–	$15,009,161	$–	$15,009,161
Brazil	8,373,834	–	–	8,373,834
Canada	25,455,335	–	–	25,455,335
China	–	11,582,519	–	11,582,519
France	–	7,096,922	–	7,096,922
Germany	–	8,193,682	–	8,193,682
Hong Kong	–	6,202,408	–	6,202,408
Japan	–	12,709,544	–	12,709,544
Mexico	8,210,553	–	–	8,210,553
Netherlands	–	11,381,573	–	11,381,573
New Zealand	7,129,800	–	–	7,129,800
Spain	–	15,704,648	–	15,704,648
United Kingdom	–	22,912,980	–	22,912,980
United States	202,275,172	–	–	202,275,172
Total Common Stocks	251,444,694	110,793,437	–	362,238,131
Money Market Fund:
United States	5,773,796	–	–	5,773,796
Total	$257,218,490	$110,793,437	$–	$368,011,927

For further information regarding security characteristics, see the Schedule of Investments.